Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ (1)		$ 4	$ 2
Purchased for cancellation		$ (1,892)		$ (3,106)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	235	105	504	512
Issued in connection with dividend reinvestment plan, Shares	4,604		4,604
Purchased for cancellation, shares		(13,700)		(22,571)
Increase (decrease) in number of ordinary shares issued, shares	4,839	(13,595)	5,108	(22,059)
Issued in connection with share-based compensation plans	$ 21	$ 8	$ 45	$ 42
Purchased for cancellation		(171)		(282)
Issued in connection with dividend reinvestment plan	621		621
Increase (decrease) in equity	$ 642	$ (163)	$ 666	$ (240)